Shareholder Report, Line Graph (Details) 197257_Pacer Lunt Large Cap Multi-Factor Alternator ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Jun. 24, 2020	Apr. 30, 2026
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Lunt Large Cap Multi-Factor Alternator ETF NAV
Accumulated Value	$ 20,143	$ 18,916	$ 14,798	$ 15,139	$ 15,541	$ 10,000	$ 23,887
Lunt Capital U.S. Large Cap Multi-Factor Rotation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Lunt Capital U.S. Large Cap Multi-Factor Rotation Index
Accumulated Value	20,924	19,511	15,146	15,390	15,658	10,000	$ 24,994
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value	$ 19,650	$ 17,529	$ 14,291	$ 13,920	$ 13,890	$ 10,000	$ 25,751